Background Information	12 Months Ended
Jan. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Background Information

Note 1. Background Information

Neutra Corp. was incorporated in Florida on January 11, 2011. On October 5, 2015, we reincorporated from Florida to Nevada. The reincorporation was approved by our board of directors and by the holders of a majority of our common stock. Each shareholder received one share in the Nevada corporation for every 50 shares they held in the Florida corporation. Fractional shares were rounded up to the nearest whole share, and each shareholder received at least five shares. Our authorized shares increased to 480,000,000 shares of common stock and 20,000,000 shares of preferred stock.

We have established a fiscal year end of January 31.

As the global cannabis market grows exponentially, it is constantly in need of better technologies and products to be more efficient in how it grows, what it grows and how it consumes cannabis and its related products. From lighting to dosage devices, from pesticide replacements to plant enhancers, Neutra Corp. is constantly combing the industry for the latest and greatest to test, prove and bring to market.

We have not generated any revenues to date and our activities have been limited to developing our business plan and research and development of products. We will not have the necessary capital to fully develop or execute our business plan until we are able to secure additional financing. There can be no assurance that such financing will be available on suitable terms. We need to raise additional funds in order to implement our business plan. Our current cash on hand is insufficient to commercialize our products or fully develop our business strategy. If we are unable to raise adequate additional funds or if those funds are not available on terms that are acceptable to us, we will not be able to execute our business plan and we may cease operations.

On August 27, 2013, we signed a joint venture agreement with Second Wave Ventures, LLC. The joint venture owns Surface to Air Solutions, which is the North American distributor of a patent-pending, water-based solution known as Purteq, a green technology that works similarly to photosynthesis. Using UV-blue light and the water in air, it oxidizes organic compounds such as viruses and bacteria and converts them into microscopic amounts of water, carbon dioxide and harmless by-products. This proprietary formulation disperses evenly on surfaces and does not require heat for curing or activation.

On February 11, 2014, we acquired Diamond Anvil Designs, a vapor pen design company. The Diamond Anvil vapor pen is a state-of-the-art inhalation delivery system that can be used with a suite of products, from dry herbs to concentrates to oils. The portable personal vaporizer also features customizable amplitude settings for different nutraceutical products. The device’s battery capacity is rechargeable and expandable.

On November 13, 2015, our Board of Directors designated 1,000,000 shares of Series E Preferred Stock. On the same date, the board authorized the issuance 1,000,000 shares of Series E Preferred to be issued to Boxcar Transportation Company (“Boxcar”) in return for valuable services provided. On that date, Boxcar owned 86,990 of our common shares, which was approximately 5.05% of our common stock outstanding.